Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004006
Average Annual Return [Line Items]
Average Annual Return, Percent	27.13%		(8.71%)		(3.88%)
Without Sales Load [Member] | C000184316
Average Annual Return [Line Items]
Average Annual Return, Percent	27.60%		(8.40%)	(5.74%)
Without Sales Load [Member] | C000225806
Average Annual Return [Line Items]
Average Annual Return, Percent	29.05%	(14.09%)
MSCI Emerging Markets Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	47.77%		(2.54%)		(1.07%)
MSCI Emerging Markets Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	47.77%		(2.54%)	(2.71%)
MSCI Emerging Markets Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	47.77%	(9.22%)